Exploration Properties Sale - Schedule of Loss on Sale of Exploration Properties Explanatory (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair value of proceeds
Cash received from disposal of Coeur common shares	$ 17,815
Book value of net assets sold
Legal and other expenses	(141)
Loss on disposal	(1,589)
Lincoln Hill Project, Wilco Project, Gold Ridge exploration and evaluation costs
Book value of net assets sold
Lincoln Hill Project, Wilco Project, Gold Ridge exploration and evaluation costs	$ (19,263)